May 10, 2010	Alan Gilbert Direct Phone: 612-672-8381 Direct Fax: 612-642-8381 Alan.Gilbert@maslon.com

SUBMITTED VIA EDGAR

Jeffrey P. Reidler
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:	ZIOPHARM Oncology, Inc. (the “Company”)
Registration Statement on Form S-3/A
Filed April 30, 2010
File Number 333-166444

Dear Mr. Riedler:

This letter will respond on behalf of the Company to your comment letter dated May 7, 2010 (the “Comment Letter”) with respect to the Registration Statement on Form S-3, SEC File No. 333-166444, filed by the Company on April 30, 2010 (the “Registration Statement”).  To facilitate your review, we have included in this letter your original comment (in bold) followed by our response.

Form S-3

Incorporation of Certain Information by Reference, page 20

1.
We note that you filed a Form 8-K on January 27, 2010 and a Form 10-K/A on April 30, 2010, both of which are not incorporation by reference into your Form S-3.  Please amend your Form S-3 to incorporate by reference these two filings.  Please see Item 12(a) of Form S-3 for additional information.

Jeffrey P. Reidler
Assistant Director, Division of Corporation Finance
Securities and Exchange Commission

Contemporaneously with the filing of this correspondence, the Company has filed with the Commission an amendment to the Registration Statement on Form S-3/A incorporating by reference into the Registration Statement the two filings identified above.  In addition, the Registration Statement has been amended to update the closing price of the Company’s stock and the number of shares of the Company’s common stock issued and outstanding, each as of May 7, 2010.  See the cover page and page 6, respectively.

Should you have additional comments or questions regarding the Registration Statement or the amendment, please direct them to the undersigned by telephone at (612) 672-8381, or by facsimile at (612) 642-8381; or to Richard E. Bagley, the Company’s President, Chief Operating Officer and Treasurer by telephone at (617) 259-1978, or by facsimile at (617) 241-2855.

Regards,

/s/ Alan M. Gilbert

Alan M. Gilbert, Esq.

cc: (via email):	Dr. Jonathan Lewis
Richard Bagley
Tyler Cook
Kevin Lafond